Discontinued Operations - Components of Net Assets of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Current Assets
Accounts receivable, net	$ 36,816
Inventories, net	47,800
Current deferred tax asset	5,785
Other current assets	2,146
Total current assets	92,547
Property, plant and equipment, net	17,680
Goodwill	500
Other intangibles	4,960
Other assets	3,083
Total assets	118,770
Current Liabilities
Accounts payable	29,618
Accrued salaries, wages and vacation	3,147
Income taxes payable	634
Other accrued liabilities	6,428
Total current liabilities	39,827
Deferred taxes	1,956
Other liabilities	437
Total liabilities	42,220
Total Net Assets	$ 76,550